Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018 USD ($) Segments Region	Jan. 01, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Exchange Rates [line items]
Decrease in retained earnings		$ 26,074			$ 28,394
Trade receivable settlement period		30 days
Number of operating segments | Segments		9
Number of reportable segments | Segments		7
Number of geographical regions | Region		6
Bottom of range [member]
Disclosure Of Exchange Rates [line items]
Voting rights in associate		20.00%
Bottom of range [member] | Argentina [member]
Disclosure Of Exchange Rates [line items]
Cumulative inflation rate	100.00%
Top of range [member]
Disclosure Of Exchange Rates [line items]
Voting rights in associate		50.00%
Software and capitalized development cost [member] | Bottom of range [member]
Disclosure Of Exchange Rates [line items]
Amortisation period		3 years
Software and capitalized development cost [member] | Top of range [member]
Disclosure Of Exchange Rates [line items]
Amortisation period		5 years
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Exchange Rates [line items]
Decrease in retained earnings				$ (123)
IFRS 16 [member] | Announcing or commencing implementation of major restructuring [member]
Disclosure Of Exchange Rates [line items]
Right of use assets			$ 1,692
Lease liabilities			$ 1,782
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			6.00%
Increase (decrease) due to application of IFRS 9 [member]
Disclosure Of Exchange Rates [line items]
Decrease in carrying amount of debt		$ (77)